Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax expense or benefit	$ 0	$ 0
Accrued interest or penalties on uncertain tax positions	0	0
Uncertain tax positions	0	0
Domestic Tax Authority Member
Income Tax Disclosure [Line Items]
Operating loss carryforward	98,100	60,200
Operating loss carryforward indefinitely	23,200	5,600
State and Local Jurisdiction Member
Income Tax Disclosure [Line Items]
Operating loss carryforward subject to expiration	$ 23,000	$ 5,500